Borrowings - Guarantees and Covenants (Details) - Senior Secured Term Loan Facility	Dec. 31, 2014	Jul. 21, 2014
7.375% Senior secured first lien notes due 2019
Debt Instrument [Line Items]
Interest rate	7.375%
8.875% Senior secured first lien notes due 2020
Debt Instrument [Line Items]
Interest rate	8.875%
6.75% Senior secured first lien notes due 2020
Debt Instrument [Line Items]
Interest rate	6.75%	6.75%